Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Cash and cash equivalents

17.Cash and cash equivalents

Cash and cash equivalents is comprised of cash at bank and short-term highly liquid deposits which are primarily held for operating purposes and normally with an original maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes.

Cash and cash equivalents include £55m in 2024 (2023: £50m) not available for general use due to restrictions applying in the subsidiaries where it is held. Restrictions include exchange controls and taxes on repatriation. In 2024, £1,226m (2023: £161m) of the cash and cash equivalents are held in short term deposits with financial institutions.

Cash and cash equivalents held in the following currencies, that mostly influence the Group, are presented below:

	2024 £m	2023 £m
Pound Sterling (GBP)	1,790	634
Indian Rupee (INR)	73	36
Taiwan Dollar (TWD)	40	46
Euro (EUR)	30	29
United States Dollar (USD)	27	39
Others	290	260
Total	2,250	1,044